Annual Operating Expenses - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend Income Fund - Class Z
Operating Expenses:
Management fee	0.31%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.31%	[1]
Fidelity Advisor Freedom Blend Income Fund - Class C
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.41%	[1]
Fidelity Advisor Freedom Blend Income Fund - Class M
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.91%	[1]
Fidelity Advisor Freedom Blend Income Fund - Class A
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.66%	[1]
Fidelity Advisor Freedom Blend Income Fund - Class I
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.41%	[1]

[1]	AAdjusted to reflect current fees.